Summary of significant accounting policies - Accounts receivable and Other receivables (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Accounts receivable and Other receivables
Allowance for doubtful accounts (in percent)	100.00%
Financing receivables 180 to 270 days past due
Accounts receivable and Other receivables
Allowance for doubtful accounts (in percent)	25.00%	25.00%
Financing receivables 271 days to one year past due
Accounts receivable and Other receivables
Allowance for doubtful accounts (in percent)	50.00%	50.00%
Financing receivables beyond one year past due
Accounts receivable and Other receivables
Allowance for doubtful accounts (in percent)	100.00%	100.00%